Filed Pursuant to Rule 497(e)
1933 Act File No. 033-98310
1940 Act File No. 811-09114

The Needham Funds, Inc.
Needham Small Cap Growth Fund

April 18, 2019

EXPLANATORY NOTE

On behalf of The Needham Funds, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive date file included mirrors the risk/return summary information contained in the supplement to the Prospectus for the Needham Small Cap Growth Fund, which was filed pursuant to Rule 497(e) on April 1, 2019.  The purpose of this filing is to submit the XBRL exhibits for the risk/return summary information provided in the 497(e) filing (Accession Number 0000894189-19-001974).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE